SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	2.16%	3.00%
Restricted cash, current	$ 1,216	$ 1,694
Impairment charges recorded in connection with the restructuring plans, related to its property and equipment			$ 19,981
Goodwill impairment loss			65,686
Severance expenses from continuing operations	1,270	1,230	2,039
Total employer 401(k) contributions	$ 2,119	$ 2,305	$ 2,765
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	4,087,559	4,725,618	5,408,206
Total expenses for doubtful debts	$ 78	$ 180	$ 230
Notional value of derivative instruments	3,918	25,691
Property and equipment, net	10,918	15,649
Deferred revenues	3,794
Aggregate amount of Remaining performance obligations	4,188
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 4,448	$ 8,212